LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of components of lease costs
The components of operating lease costs are as follows:

	Year Ended December 31,
	2022	2021	2020

Amortization of land use right	$3,300	$3,325	$3,333
Operating lease costs	1,078	1,094	1,108
Short-term lease costs	—	—	405

Total operating lease costs	$4,378	$4,419	$4,846

Disclosure of other information related to lease term and discount rate
Other information related to lease terms and discount rates of operating leases is as follows:

	December 31,
	2022	2021

Weighted average remaining lease term	32.9 years	33.9 years
Weighted average discount rate	7.00%	6.30%

Summary of maturities of operating lease liabilities
Maturities of operating lease liabilities as of December 31, 2022 are as follows:

Year ending December 31,
2023	$1,127
2024	1,127
2025	1,127
2026	1,127
2027	1,127
Over 2027	31,320

Total future minimum lease payments	36,955
Less: amount representing interest	(22,361)

Present value of future minimum lease payments	14,594
Current portion	(1,095)

Non-current portion	$13,499

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2022 were as follows:

Year ending December 31,
2023	$3,117
2024	2,333
2025	1,352
2026	1,288
2027	908
Over 2027	1,106

$10,104